Condensed Consolidated Statements of Stockholders' (Deficit) Equity (Unaudited) (Parentheticals)	3 Months Ended
Jun. 30, 2020 shares
Conversion of 2.0 Lien Notes to Common Stock [Member]
Shares surrendered (in shares)	3,511,820
Unissued shares (in shares)	148,803